ACCOUNTS PAYABLE, TRADE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable, trade	$ 13,434	$ 38,927
Suppliers [Member]
Accounts payable, trade	3,099	7,891
Shipyards [Member]
Accounts payable, trade	616	10,523
Insurers [Member]
Accounts payable, trade	383	2,885
Agents [Member]
Accounts payable, trade	766	1,342
Other Creditors [Member]
Accounts payable, trade	$ 8,570	$ 16,286